UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 – March 31, 2015

Item 1.  Schedule of Investments.

LEBENTHAL LISANTI SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) MARCH 31, 2015

Shares	Security Description	Value

Common Stock - 97.5%
Apparel & Luxury Goods - 1.5%
3,371	G-III Apparel Group, Ltd. (a)	$379,743

Business Services - 2.0%
4,780	Bright Horizons Family Solutions, Inc. (a)	245,071
1,530	Huron Consulting Group, Inc. (a)	101,209
5,810	Textura Corp. (a)	157,916
		504,196
Consumer Discretionary - 15.2%
4,690	BJ's Restaurants, Inc. (a)	236,610
9,455	Boot Barn Holdings, Inc. (a)	226,164
1,285	Buffalo Wild Wings, Inc. (a)	232,893
5,870	Burlington Stores, Inc. (a)	348,795
7,810	Dave & Buster's Entertainment, Inc. (a)	237,893
9,890	El Pollo Loco Holdings, Inc. (a)	253,283
7,175	Gentherm, Inc. (a)	362,409
1,935	Jack in the Box, Inc.	185,605
3,215	Kirkland's, Inc. (a)	76,356
11,560	Select Comfort Corp. (a)	398,473
4,015	Skechers U.S.A., Inc., Class A (a)	288,719
6,865	Sonic Corp.	217,621
4,470	The Ryland Group, Inc.	217,868
8,405	WCI Communities, Inc. (a)	201,300
6,915	Zumiez, Inc. (a)	278,329
		3,762,318
Consumer Staples - 7.5%
2,065	Clovis Oncology, Inc. (a)	153,285
7,920	LendingTree, Inc. (a)	443,599
18,530	Patriot National, Inc. (a)	235,331
2,005	Portola Pharmaceuticals, Inc. (a)	76,110
3,425	Radius Health, Inc. (a)	140,973
18,755	Resources Connection, Inc.	328,213
15,010	Smart & Final Stores, Inc. (a)	264,176
3,856	TESARO, Inc. (a)	221,334
		1,863,021
Energy - 4.2%
3,475	Carrizo Oil & Gas, Inc. (a)	172,534
5,705	Diamondback Energy, Inc. (a)	438,372
5,575	Gulfport Energy Corp. (a)	255,948
7,785	Rice Energy, Inc. (a)	169,402
		1,036,256
Financial Services - 3.8%
6,665	Bank of the Ozarks, Inc.	246,138
2,865	Financial Engines, Inc.	119,843
14,170	Sterling Bancorp	190,020
12,930	Western Alliance Bancorp. (a)	383,245
		939,246

Health-Care - 23.1%
6,545	AAC Holdings, Inc. (a)	200,146
4,130	Acadia Healthcare Co., Inc. (a)	295,708
8,159	ACADIA Pharmaceuticals, Inc. (a)	265,902
3,400	Adeptus Health, Inc., Class A (a)	170,748
3,250	Almost Family, Inc. (a)	145,308
5,575	AMAG Pharmaceuticals, Inc. (a)	304,729
4,065	Amsurg Corp. (a)	250,079
5,220	Cempra, Inc. (a)	179,098
4,188	DexCom, Inc. (a)	261,080
22,895	Endologix, Inc. (a)	390,818
4,414	ExamWorks Group, Inc. (a)	183,711
7,430	Fluidigm Corp. (a)	312,803
3,720	ICON PLC (a)	262,372
11,295	INC Research Holdings, Inc., Class A (a)	369,685
8,189	LDR Holding Corp. (a)	300,045
16,815	MiMedx Group, Inc. (a)	174,876
5,005	Molina Healthcare, Inc. (a)	336,786
8,225	Natus Medical, Inc. (a)	324,641
2,395	Neurocrine Biosciences, Inc. (a)	95,105
11,040	Sangamo BioSciences, Inc. (a)	173,107
10,380	The Spectranetics Corp. (a)	360,809
3,285	Zafgen, Inc. (a)	130,119
8,405	Zeltiq Aesthetics, Inc. (a)	259,126
		5,746,801
Industrials - 13.5%
1,295	Allegiant Travel Co.	249,016
10,855	Covenant Transportation Group, Inc., Class A (a)	359,952
22,610	Headwaters, Inc. (a)	414,667
16,835	JetBlue Airways Corp. (a)	324,074
4,085	Mobile Mini, Inc.	174,184
11,700	Paylocity Holding Corp. (a)	335,088
10,365	Swift Transportation Co. (a)	269,697
13,285	TASER International, Inc. (a)	320,301
5,155	TriNet Group, Inc. (a)	181,611
18,650	UTi Worldwide, Inc. (a)	229,395
11,135	XPO Logistics, Inc. (a)	506,308
		3,364,293
Pharmaceuticals - 0.4%
2,035	Akorn, Inc. (a)	96,683

Retail - 0.8%
10,440	Francesca's Holdings Corp. (a)	185,832

Specialty Retail - 0.8%
1,905	Restoration Hardware Holdings, Inc. (a)	188,957

Technology - 24.7%
8,490	Barracuda Networks, Inc. (a)	326,610
7,615	Cavium, Inc. (a)	539,294
6,040	Cognex Corp. (a)	299,524
9,275	Constant Contact, Inc. (a)	354,398
2,580	Demandware, Inc. (a)	157,122
4,445	Fleetmatics Group PLC (a)	199,358
27,505	Formfactor, Inc. (a)	243,969
3,135	HubSpot, Inc. (a)	125,086
7,865	Imperva, Inc. (a)	335,835
10,495	Infoblox, Inc. (a)	250,516
10,260	Inphi Corp. (a)	182,936
19,345	Integrated Device Technology, Inc. (a)	387,287
8,100	LogMeIn, Inc. (a)	453,519
8,910	Manhattan Associates, Inc. (a)	450,935
5,455	Monolithic Power Systems, Inc.	287,206
8,575	Paycom Software, Inc. (a)	274,914
6,730	Proofpoint, Inc. (a)	398,551
18,090	Q2 Holdings, Inc. (a)	382,423
10,610	Qualys, Inc. (a)	493,153
		6,142,636

Total Common Stock (Cost $20,295,684)	24,209,982

Total Investments - 97.5% (Cost $20,295,684)*	$24,209,982

Other Assets & Liabilities, Net – 2.5%	622,808
Net Assets – 100.0%	$24,832,790

PLC	Public Limited Company
(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,172,776
Gross Unrealized Depreciation	(258,478)
Net Unrealized Appreciation	$3,914,298

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$24,209,982
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$24,209,982

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

POLARIS GLOBAL VALUE FUND SCHEDULE OF INVESTMENTS (Unaudited) MARCH 31, 2015

Shares	Security Description	Value

Common Stock - 93.4%
Australia - 1.5%
80,900	BHP Billiton PLC, ADR	$3,580,634
707,800	Northern Star Resources, Ltd.	1,239,921
		4,820,555
Belgium - 0.9%
20,436	Solvay SA, Class A	2,956,577

Canada - 1.5%
85,437	Methanex Corp.	4,574,224

Finland - 2.9%
151,410	Caverion Corp.	1,536,866
80,376	Kone Oyj, Class B	3,567,596
98,520	Konecranes Oyj	3,114,450
148,510	YIT Oyj	816,791
		9,035,703
France - 4.6%
19,265	Christian Dior SE	3,640,608
38,400	Cie Generale des Etablissements Michelin, Class B	3,823,831
217,200	Etablissements Maurel et Prom (a)	1,587,868
42,941	Imerys SA	3,155,878
61,707	IPSOS	1,725,776
71,930	Transgene SA (a)	425,385
		14,359,346
Germany - 10.5%
28,400	BASF SE	2,826,210
212,800	Deutsche Telekom AG	3,901,266
119,890	Freenet AG	3,619,198
38,400	Hannover Rueck SE	3,972,061
72,286	LANXESS AG	3,857,130
19,100	Linde AG	3,894,895
14,900	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	3,216,262
77,500	Symrise AG	4,903,249
60,016	Wincor Nixdorf AG	2,822,639
		33,012,910
Hong Kong - 1.2%
2,196,000	Guangdong Investment, Ltd.	2,877,901
10,693,761	REXLot Holdings, Ltd.	800,034
		3,677,935

India - 1.4%
121,810	Infosys, Ltd., ADR	4,273,095

Ireland - 4.6%
113,298	CRH PLC	2,951,788
2,387,491	Greencore Group PLC	11,418,132
		14,369,920
Israel - 1.3%
65,600	Teva Pharmaceutical Industries, Ltd., ADR	4,086,880

Italy - 1.8%
177,989	GTECH SpA	3,531,011
723,669	Trevi Finanziaria Industriale SpA	2,247,226
		5,778,237
Japan - 4.8%
117,200	Asahi Group Holdings, Ltd.	3,726,537
194,400	KDDI Corp.	4,409,599
49,916	MEIJI Holdings Co., Ltd.	6,097,214
730,000	Showa Denko KK	931,254
		15,164,604
Norway - 2.9%
180,096	DNB ASA	2,899,618
329,929	SpareBank 1 SR-Bank ASA	2,303,773
73,000	Yara International ASA	3,715,382
		8,918,773
Russian Federation - 0.2%
137,700	Sberbank of Russia, ADR	605,054

South Africa - 0.7%
64,370	Sasol, Ltd.	2,187,434

South Korea - 1.1%
2,544	Samsung Electronics Co., Ltd.	3,304,253

Sweden - 4.8%
305,200	Duni AB, Class A	4,403,209
91,802	Investor AB, Class B	3,663,702
114,203	Loomis AB, Class B	3,499,494
78,200	Svenska Handelsbanken AB, Class A	3,534,920
		15,101,325

Switzerland - 1.2%
39,300	Novartis AG	3,888,346

Thailand - 1.0%
1,921,550	Thai Oil PCL	3,070,701

United Kingdom - 7.7%
524,476	Barratt Developments PLC	4,111,771
399,975	BBA Aviation PLC	1,997,125
123,988	Bellway PLC	3,643,530
146,476	Persimmon PLC	3,613,408
384,269	Rexam PLC	3,300,443
154,431	Standard Chartered PLC	2,505,022
1,738,367	Taylor Wimpey PLC	3,994,396
248,258	Tullow Oil PLC	1,042,929
		24,208,624
United States - 36.8%
20,689	Actavis PLC (a)	6,157,460
70,200	ALLETE, Inc.	3,703,752
185,050	Ameris Bancorp	4,883,469
36,600	Anthem, Inc.	5,651,406
227,404	Astoria Financial Corp.	2,944,882
121,920	BNC Bancorp	2,206,752
89,000	Brookline Bancorp, Inc.	894,450
189,467	Brooks Automation, Inc.	2,203,501
37,851	Carter's, Inc.	3,500,082
169,774	Colony Bankcorp, Inc. (a)	1,375,169
159,200	Dime Community Bancshares, Inc.	2,563,120
107,073	FairPoint Communications, Inc. (a)	1,884,485
575,114	Frontier Communications Corp.	4,054,554
29,867	General Dynamics Corp.	4,053,848
95,400	Hewlett-Packard Co.	2,972,664
90,924	Independent Bank Corp.	3,988,836
141,263	International Bancshares Corp.	3,677,076
144,282	Marathon Oil Corp.	3,767,203
40,291	Marathon Petroleum Corp.	4,125,395
85,500	Microsoft Corp.	3,476,003
36,344	NextEra Energy, Inc.	3,781,593
33,200	Peoples Bancorp, Inc.	784,848
25,065	Praxair, Inc.	3,026,348
61,733	Quest Diagnostics, Inc.	4,744,181
165,124	Regal Entertainment Group, Class A	3,771,432
186,097	Southwest Bancorp, Inc.	3,310,666
37,455	The Chubb Corp.	3,786,701

32,700	The JM Smucker Co.	3,784,371
196,400	The Western Union Co.	4,087,084
42,384	UnitedHealth Group, Inc.	5,013,603
63,351	Verizon Communications, Inc.	3,080,759
117,738	Webster Financial Corp.	4,362,193
297,900	Xerox Corp.	3,828,015
		115,445,901
Total Common Stock (Cost $219,707,126)		292,840,397

Principal	Security Description	Rate	Maturity	Value

Short-Term Investments - 0.0%
Certificates of Deposit - 0.0%
$33,168	Middlesex Federal Savings Bank	0.50%	12/15/15	33,168
33,094	Salem Five Financial	0.80	11/24/15	33,094

Total Certificates of Deposit (Cost $66,262)	66,262

Total Short-Term Investments (Cost $66,262)	66,262

Total Investments - 93.4% (Cost $219,773,388)*	$292,906,659
Other Assets & Liabilities, Net – 6.6%	20,539,865
Net Assets – 100.0%	$313,446,524

ADR	American Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$95,134,546
Gross Unrealized Depreciation	(22,001,275)
Net Unrealized Appreciation	$73,133,271

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015.

Level 1	Level 2	Level 3	Total

Investments At Value
Common Stock
Australia	$4,820,555	$-	$-	$4,820,555
Belgium	2,956,577	-	-	2,956,577
Canada	4,574,224	-	-	4,574,224
Finland	9,035,703	-	-	9,035,703
France	14,359,346	-	-	14,359,346
Germany	33,012,910	-	-	33,012,910
Hong Kong	3,677,935	-	-	3,677,935
India	4,273,095	-	-	4,273,095
Ireland	14,369,920	-	-	14,369,920
Israel	4,086,880	-	-	4,086,880
Italy	5,778,237	-	-	5,778,237
Japan	15,164,604	-	-	15,164,604
Norway	8,918,773	-	-	8,918,773
Russian Federation	605,054	-	-	605,054
South Africa	2,187,434	-	-	2,187,434
South Korea	3,304,253	-	-	3,304,253
Sweden	15,101,325	-	-	15,101,325
Switzerland	3,888,346	-	-	3,888,346
Thailand	-	3,070,701	-	3,070,701
United Kingdom	24,208,624	-	-	24,208,624
United States	115,445,901	-	-	115,445,901
Certificates of Deposit	-	66,262	-	66,262
Total Investments At Value	$289,769,696	$3,136,963	$-	$292,906,659

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

THE BEEHIVE FUND SCHEDULE OF INVESTMENTS (Unaudited) MARCH 31, 2015

Shares	Security Description	Value

Common Stock - 92.7%
Consumer Discretionary - 13.7%
85,300	Comcast Corp., Class A	$4,816,891
79,590	Delphi Automotive PLC	6,346,507
96,300	Johnson Controls, Inc.	4,857,372
		16,020,770

Energy - 8.5%
42,321	Devon Energy Corp.	2,552,380
34,910	Schlumberger, Ltd.	2,912,890
87,955	The Williams Cos., Inc.	4,449,643
		9,914,913
Financials - 22.0%
51,120	ACE, Ltd.	5,699,369
105,250	American International Group, Inc.	5,766,647
90,191	CIT Group, Inc.	4,069,418
96,650	Citigroup, Inc.	4,979,408
102,904	MetLife, Inc.	5,201,797
		25,716,639
Healthcare - 3.2%
12,630	Actavis PLC (a)	3,758,941

Industrials - 14.2%
58,130	Danaher Corp.	4,935,237
78,610	Delta Air Lines, Inc.	3,534,306
81,510	Republic Services, Inc.	3,306,046
49,190	United Parcel Service, Inc., Class B	4,768,478
		16,544,067
Materials - 1.2%
36,850	Carpenter Technology Corp.	1,432,728

Pharmaceuticals, Biotechnology and Life Sciences - 11.0%
40,340	Celgene Corp. (a)	4,650,395
14,800	Gilead Sciences, Inc. (a)	1,452,324
50,700	Thermo Fisher Scientific, Inc.	6,811,038
		12,913,757
Software and Services - 10.9%
3,082	Google, Inc., Class A (a)	1,709,585
6,963	Google, Inc., Class C (a)	3,815,724
81,405	Microsoft Corp.	3,309,520
89,710	Oracle Corp.	3,870,987
		12,705,816
Technology Hardware & Equipment - 8.0%
45,250	Apple, Inc.	5,630,457
148,500	Trimble Navigation, Ltd. (a)	3,742,200
		9,372,657

Total Common Stock (Cost $73,101,446)	108,380,288

Money Market Fund - 7.3%
8,493,846	Fidelity Institutional Cash Money Market Fund, 0.10% (b) (Cost $8,493,846)	8,493,846

Total Investments - 100.0% (Cost $81,595,292)*	$116,874,134
Other Assets & Liabilities, Net – 0.0%	34,073
Net Assets – 100.0%	$116,908,207

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of March 31, 2015.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$36,181,646
Gross Unrealized Depreciation	(902,804)
Net Unrealized Appreciation	$35,278,842

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$108,380,288
Level 2 - Other Significant Observable Inputs	8,493,846
Level 3 - Significant Unobservable Inputs	-
Total	$116,874,134

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by type.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
((a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	May 11, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	May 11, 2015

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	May 11, 2015